LOSS PER SHARE	6 Months Ended
Jun. 30, 2022
Disclosure of earnings per share [text block] [Abstract]
LOSS PER SHARE
9.	LOSS PER SHARE

Basic loss per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the year. Fully diluted loss per share is calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all potential dilutive securities to common shares.

The Company has stock options and awards as potentially dilutive securities. Fully diluted net loss per share excludes all potentially dilutive shares if their effect is anti-dilutive. As a result of net losses incurred, all potentially dilutive securities have been excluded from the calculation of fully diluted net loss per share because including them would be anti-dilutive; therefore, basic and fully diluted number of shares is the same for the three and six months ended June 30, 2022 and 2021.

	Three Months ended June 30		Six Months ended June 30,
	2022	2021	2022	2021
Numerator:
Net loss	($10,883)	($940)	($20,104)	($15,734)
Denominator:
Weighted average number of common shares outstanding for basic EPS	111,319,103	97,517,298	111,261,218	97,517,298
Adjustment for diluted securities[1]	-	-	-	-
Weighted average number of common shares outstanding for diluted EPS	111,319,103	97,517,298	111,261,218	97,517,298

Basic and fully diluted loss per share	($0.10)	($0.01)	($0.18)	($0.16)

[1]	The following securities were exercisable and not included in the calculation of fully diluted loss per share:

Stock options	962,692	914,575	962,692	914,575
RSUs	1,201,761	167,860	1,201,761	167,860
Warrants Derivative	18,508,904	19,592,392	18,508,904	19,592,392
Warrants Equity	9,912,633	9,912,633	9,912,633	9,912,633
	30,585,990	30,587,460	30,585,990	30,587,460